LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
LEASES

NOTE 15 – LEASES

Property Leases (Operating Leases)

The Company leases its facilities and certain automobiles under operating leases which expire on various dates through 2025. The Company determines if an arrangement is a lease at inception and whether it is a finance or operating leases. Right of Use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. The ROU asset also includes any fixed lease payments, including in-substance fixed lease payments and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease term is determined at lease commencement and includes any non-cancellable period for which the Company has the right to use the underlying asset, together with any options to extend that the Company is reasonably certain to exercise.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $3,492,531 in ROU assets and $3,650,358 in lease liabilities for the leasing of scrap metal yards from an entity controlled by the Company’s Chief Executive Officer. Under the terms of the leases, Empire was required to pay an aggregate of $145,821 per month from January to March 2022. On April 1, 2022, the Company entered into amendments to the leases for its Kelford and Carrolton yards, increasing the monthly rent payments by an aggregate of $50,000 per month for use of an automotive shredder and downstream processing system, respectively, being installed on those properties. The Company is required to pay $199,821 per month in rent for these facilities from April to December 2022 and increasing by 3% on January 1st of every year thereafter. On September 1, 2022, the Company terminated the lease for its Portsmouth yard on account of the Company purchasing the land underlying the lease, reducing the lease payment by $11,200 per month. The leases expire on January 1, 2024 and the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $30,699 in ROU assets and $31,061 in lease liabilities for an office lease. Under the terms of the lease, Empire is required to pay $1,150 per month and increasing by 3% on April 1st of every year beginning on April 1, 2022. The lease expires on March 31, 2024 and Empire was required to make a security deposit of $1,150. The Company does not have an option to extend the lease. The Company cannot sublease the office under the lease agreements.

On October 11, 2021, Empire entered into leasing agreements with a company owned by the Chief Executive Officer of Empire for the leasing of the Company’s Virginia Beach metal recycling location. Under the terms of the leases, Empire is required to pay $9,677 for the prorated first month and $15,000 per month for the facilities beginning November 1, 2021 and increasing by 3% on January 1st of every year thereafter. The leases expire on January 1, 2024 and the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements.

On January 24, 2022, the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which was expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”). Under the terms of the leases, the Company is required to pay $3,668 for the first twelve months of the lease and increasing by approximately 3% every 12 months thereafter until the expiration of the lease. The lease is for a period of five years from the Commencement Date and the Company was required to make a security deposit of $3,668. The Company does not have an option to extend the lease. The Company cannot sublease any of the office space under the lease agreement.

Effective February 1, 2022, the Company entered into an office space/land lease agreement with an entity owned by the Chief Executive Officer of Greenwave for the leasing of the Company’s Fairmont metal scrap yard located at 406 Sandy Street, Fairmont, NC 28340. Under the terms of the lease, the Company is required to pay $8,000 per month for the facility beginning February 1, 2022 and increasing by 3% on January 1, 2023. The lease expires on January 1, 2024 and the Company has two options to extend the lease by 5 years per option. The Company also has the option to extend the term of the lease for an additional year for the next 5 years upon the same terms and conditions. In the event the Company does not exercise the options, the lease will continue on a month-to-month basis. The Company cannot sublease the property under the lease agreement.

Automobile Leases (Operating Leases)

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $26,804 in ROU assets and $18,661 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $750 per month until the lease expires on February 18, 2025 and the Company does not have an option to renew or extend. The Company is responsible for any damage to the automobile under the terms of the lease.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $34,261 in ROU assets and $27,757 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $650 per month until the lease expires on February 15, 2026 and the Company does not have an option to renew or extend. The Company is responsible for any damage to the automobile under the terms of the lease.

On December 23, 2021, Empire entered into a lease agreement for the leasing of an automobile. Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months. The lease expires on December 23, 2025 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

On July 1, 2022, Empire entered into a lease agreement for the leasing of certain equipment. Under the terms of the lease, Empire was required to pay $2,930 per month thereafter for a period of 24 months. The lease expires on July 31, 2024 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the equipment under the terms of the lease.

ROU assets and liabilities consist of the following:

	September 30, 2022	December 31, 2021
ROU assets	$3,326,239	$3,620,523

Current portion of lease liabilities	$2,729,185	$1,715,726
Long term lease liabilities, net of current portion	692,595	2,030,722
Total lease liabilities	$3,421,780	$3,746,448

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at September 30, 2022 were as follows:

Year ended December 31,
2022 (remaining)	$671,661
2023	2,740,776
2024	78,221
2025	68,295
2026	50,476
2027	14,448
Total Minimum Lease Payments	$3,623,877
Less: Imputed Interest	$(202,097)
Present Value of Lease Payments	$3,421,780
Less: Current Portion	$(2,729,185)
Long Term Portion	$692,595

The Company leases its facilities, automobiles, and offices under operating leases which expire on various dates through 2027. Rent expense related to these leases is recognized based on the payment amount charged under the lease. Rent expense for the three months ended September 30, 2022 and 2021 was $696,643 and $0, respectively. Rent expense for the nine months ended September 30, 2022 and 2021 was $1,894,485 and $7,020, respectively. As of September 30, 2022, the leases had a weighted average remaining lease term of 2.25 years and a weighted average discount rate of 5.58%.

NOTE 15 – LEASES

Property Leases (Operating Leases)

The Company leases its facilities and certain automobiles under operating leases which expire on various dates through 2025. The Company determines if an arrangement is a lease at inception and whether they are finance or operating leases. Right of Use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. The ROU asset also includes any fixed lease payments, including in-substance fixed lease payments and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease term is determined at lease commencement and includes any non-cancellable period for which the Company has the right to use the underlying asset, together with any options to extend that the Company is reasonably certain to exercise.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $3,492,531 in ROU assets and $3,650,358 in lease liabilities for the leasing of scrap metal yards from an entity controlled by the Company’s Chief Executive Officer. Under the terms of the leases, Empire is required to pay an aggregate of $145,821 per month and increasing by 3% on the first of every year. The leases expire on January 1, 2024 and the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $30,699 in ROU assets and $31,061 in lease liabilities for an office lease. Under the terms of the lease, Empire is required to pay $1,150 per month and increasing by 3% on April 1st of every year beginning on April 1, 2022. The lease expires on March 31, 2024 and Empire was required to make a security deposit of $1,150. The Company does not have an option to extend the lease. The Company cannot sublease any of the properties under the lease agreements.

On October 11, 2021, Empire entered into leasing agreements with a company owned by the Chief Executive Officer of Empire for the leasing of the Company’s Virginia Beach metal recycling location. Under the terms of the leases, Empire is required to pay $9,677 for the prorated first month and $15,000 per month for the facilities beginning November 1, 2021 and increasing by 3% on the first of every year thereafter. The leases expire on January 1, 2024 and the Company has two options to extend the leases by 5 years per option. In the event the Company does not exercise the options, the leases will continue on a month-to-month basis. The Company cannot sublease any of the properties under the lease agreements.

Automobile Leases (Operating Leases)

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $1,666 in ROU assets and $1,383 in lease liabilities for an automobile lease to which Empire was a party. Under the terms of the lease, Empire was required to pay $700 per month until the lease expired on December 29, 2021.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $26,804 in ROU assets and $18,661 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $750 per month until the lease expires on February 18, 2025 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $34,261 in ROU assets and $27,757 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $650 per month until the lease expires on February 15, 2026 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

On December 23, 2021, Empire entered into a lease agreement for the leasing of an automobile. Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months. The lease expires on December 23, 2025 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

ROU assets and liabilities consist of the following:

	December 31, 2021	December 31, 2020
ROU assets	$3,620,523	$-

Current portion of lease liabilities	$1,715,726	$-
Long term lease liabilities, net of current portion	2,030,722	-
Total lease liabilities	$3,746,498	$-

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at December 31, 2021 were as follows:

Year ended December 31,
2022	$2,030,772
2023	2,090,820
2024	31,850
2025	20,550
2026	1,300
Total Minimum Lease Payments	$4,175,292
Less: Imputed Interest	$(428,794)
Present Value of Lease Payments	$3,746,498
Less: Current Portion	$(1,715,726)
Long Term Portion	$2,030,722

The Company leases its facilities, automobiles, and offices under operating leases which expire on various dates through 2024. Rent expense related to these leases is recognized based on the payment amount charged under the lease. Rent expense for the years ended December 31, 2021 and 2020 was $497,177 and $10,802, respectively. At December 31, 2021, the leases had a weighted average remaining lease term of 2 years and a weighted average discount rate of 10.14%.